Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 19, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MarketVector Global Environmental Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MarketVector Global Environmental Services Index** (reflects no deduction for fees, expenses or taxes)
NYSE Arca Environmental Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NYSE Arca Environmental Services Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			13.43%	10.70%	11.08%
MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net TR Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Average Annual Return, Percent			17.49%	10.06%	9.23%
Environmental Services ETF Share Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Environmental Services ETF* (return before taxes)
Average Annual Return, Percent	[2]		13.01%	10.51%	10.69%
Environmental Services ETF Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Environmental Services ETF*(return after taxes on distributions)
Average Annual Return, Percent	[2]		12.88%	10.39%	10.54%
Environmental Services ETF Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	VanEck Environmental Services ETF*(return after taxes on distributions and sale of Fund Shares)
Average Annual Return, Percent	[2]		7.79%	8.35%	8.83%

[1]	The Index was launched on June 3, 2025. Accordingly, the performance of the Index is not yet available.
[2]	Prior to December 19, 2025, the Fund sought to replicate, as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. Therefore, performance information prior to market close on December 19, 2025 reflects the performance of the Fund seeking to replicate the Prior Index. From December 20, 2025, the index data will reflect that of the Environmental Services Index.